Non-current Assets Held for Sale - Additional Information (Detail) $ / shares in Thousands, $ in Thousands, $ in Thousands	Jul. 31, 2019 USD ($)	Feb. 01, 2019 USD ($)	Jan. 21, 2019 $ / shares shares	Dec. 31, 2019	Dec. 31, 2018 ARS ($)
Major ordinary share transactions [member]
Disclosure of fair value measurement of assets [line items]
Estimated total purchase price		$ 64,542
Amount received during transfer		38,311
Balance amount after transfer		$ 26,231
Transfer of shares, deferred		5 years
Major ordinary share transactions [member] | Ordinary shares [member]
Disclosure of fair value measurement of assets [line items]
Common shares | shares			1,933,051,000
Par value | $ / shares			$ 1
Percentage of share capital			4.6775%
Percentage of capital stock			51.00%
Major ordinary share transactions [member] | Argentina, Pesos
Disclosure of fair value measurement of assets [line items]
Percentage of balance outstanding to be paid		30.00%
Percentage of nominal annual rate		15.00%
Major ordinary share transactions [member] | United States of America, Dollars
Disclosure of fair value measurement of assets [line items]
Percentage of balance outstanding to be paid		70.00%
Percentage of nominal annual rate		10.00%
Prisma Medios de Pagos SA [member]
Disclosure of fair value measurement of assets [line items]
Non-current assets held for sale and discontinued operations					$ 206,088
Prisma Medios de Pagos SA [member] | Discontinued operations [member]
Disclosure of fair value measurement of assets [line items]
Total selling price of the shares	$ 63,456
Remaining holding				49.00%